Revenues	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenues
14.	Revenues

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Revenue, gross	37,206	160,916
Revenue from Online EV Charging Solutions	36,498	153,246
Revenue from Offline EV Charging Solutions	565	7,060
Revenue from Non-Charging Solutions and Other Services	143	610
Incentive to end-users	(31,374)	(143,142)

Revenue, net	5,832	17,774